As filed with the Securities and Exchange Commission on January 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2012 (unaudited)

Shares		Value
COMMON STOCKS: 64.5%
Aerospace Products & Services: 3.5%
198,200	BE Aerospace, Inc. *	$9,386,752

Computer & Electronic Products: 8.1%
12,130	Apple, Inc.	7,099,446
1,155,500	ION Geophysical Corp. *	6,886,780
107,400	Varian Medical Systems, Inc. *	7,427,784
		21,414,010
Credit Intermediation: 5.2%
364,512	Euronet Worldwide, Inc. *	8,114,037
37,500	Visa, Inc.	5,614,125
		13,728,162
Food Manufacturing: 8.6%
350,000	Flowers Foods, Inc.	8,239,000
134,100	Ingredion, Inc.	8,709,795
65,000	The J. M. Smucker Co.	5,749,900
		22,698,695
Furniture Manufacturing: 3.0%
280,500	Leggett & Platt, Inc.	7,811,925

Information Services: 2.9%
519,086	NIC, Inc.	7,791,481

Insurance Carriers: 3.3%
219,500	Endurance Specialty Holdings Ltd.	8,823,900

Machinery: 6.6%
391,322	3D Systems Corp.* 1	17,496,007

Oil & Gas Extraction: 6.7%
394,100	Northern Oil & Gas, Inc. *	6,187,370
135,000	Plains Exploration & Production Co. *	4,819,500
1,143,000	SandRidge Energy, Inc. *	6,686,550
		17,693,420

Professional, Scientific & Technical Services: 7.5%
468,700	Constant Contact, Inc. *	6,243,084
570,631	EPIQ Systems, Inc. 1	6,841,866
389,200	Luminex Corp. * 1	6,702,024
		19,786,974

Retail: 2.9%
265,500	Sotheby's	7,662,330

Sporting & Recreation Goods: 3.1%
192,800	Pool Corp.	8,076,392

Water Transportation: 3.1%
209,500	Carnival Corp.	8,099,270
TOTAL COMMON STOCKS
(Cost $141,650,774)		170,469,318

CONVERTIBLE PREFERRED STOCK: 2.6%
Credit Intermediation: 2.6%
6,130	Bank of America Corp.	6,822,690
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $5,339,854)		6,822,690

Principal Amount
CORPORATE BONDS: 24.9%
Air Transportation: 0.4%
	The Boeing Co., 3.750%,
$ 1,000,000	11/20/16	1,110,249

Beverage Products: 1.4%
	The Coca-Cola Co., 0.750%,
1,500,000	11/15/13	1,506,235
	Pepsico, Inc., 3.125%
2,000,000	11/1/20	2,169,694
		3,675,929

Building Material, Garden & Supplies Dealers: 0.9%
	The Home Depot, Inc., 5.400%,
2,000,000	3/1/16	2,299,236

Chemical Manufacturing: 2.3%
	GlaxoSmithKline PLC, 1.500%,
4,000,000	5/8/17	4,083,204
	McKesson Corp., 4.750%,
1,000,000	3/1/21	1,180,344
	Pfizer, Inc., 6.200%,
700,000	3/15/19	894,895
		6,158,443
Computer & Electronic Products: 1.7%
	Dell, Inc., 2.100%,
4,000,000	4/1/14	4,074,888
	Hewlett-Packard Co., 3.750%,
500,000	12/1/20	458,286
		4,533,174

Commercial Finance: 0.5%
	General Electric Capital Corp., 4.375%,
775,000	9/16/20	870,671
	John Deere Capital Corp., 2.250%,
500,000	4/17/19	519,039
		1,389,710

Credit Intermediation: 4.1%
	BB&T Corp.,
1,000,000	4.900%, 6/30/17	1,138,780
2,175,000	1.450%, 1/12/18	2,187,828
	International Lease Finance Corp.,
1,000,000	5.875%, 5/1/13	1,020,000
	JPMorgan Chase & Co.,
500,000	4.875%, 3/15/14	522,081
3,000,000	3.150%, 7/5/16	3,183,054
	Whitney National Bank, 5.875%,
2,650,000	4/1/17	2,896,050
		10,947,793

Food Manufacturing: 1.4%
	Kellogg Co., 3.250%,
2,000,000	5/21/18	2,198,516
	Kraft Foods, Inc.,
400,000	5.250%, 10/1/13	413,998
1,000,000	5.375%, 2/10/203	1,215,123
		3,827,637

Furniture Manufacturing: 1.0%
	Leggett & Platt, Inc.,
1,500,000	4.650%, 11/15/14	1,579,099
970,000	3.400%, 8/15/22	1,011,363
		2,590,462

General Merchandising: 0.2%
	Wal-Mart Stores, Inc., 3.250%,
500,000	10/25/20	550,731

Insurance Carriers: 1.9%
	AFLAC, Inc., 4.000%,
2,000,000	2/15/22	2,193,130
	New York Life Global Funding, 4.600%,
2,000,000	4/15/133	2,031,044
	Prudential Financial, Inc., 5.000%,
750,000	1/15/13	753,070
		4,977,244

Motion Picture & Entertainment: 0.2%
	Viacom, Inc., 3.500%,
500,000	4/1/17	542,830

Oil & Gas: 0.8%
	Shell International Finance Corp., 1.875%,
1,000,000	3/25/13	1,004,869
	Stone Energy Corp., 8.625%,
982,000	2/1/17	1,050,740
		2,055,609

Oil & Gas Extraction: 1.9%
	Occidental Pete Corp., 2.700%,
4,000,000	2/15/23	4,148,284
	SandRidge Energy, Inc., 7.500%,
1,000,000	3/15/21	1,047,500
		5,195,784

Rail Transportation: 1.1%
	Norfolk Southern Corp., 3.000%,
2,725,000	4/1/22	2,837,000

Securities & Financial Services: 1.2%
	Goldman Sachs Group, Inc.,
1,000,000	5.375%, 3/15/20	1,147,086
1,500,000	5.250%, 7/27/21	1,718,243
	Merrill Lynch & Co., Inc., 6.875%,
250,000	11/15/18	302,713
		3,168,042

Telecommunications: 2.2%
	AT&T, Inc., 1.600%,
2,000,000	2/15/17	2,035,256
	Vodafone Group PLC,
2,150,000	4.625%, 7/15/18	2,515,545
1,000,000	4.375%, 3/16/21	1,161,254
		5,712,055
Transportation Equipment: 0.6%
	General Dynamics Corp., 5.375%,
300,000	8/15/15	336,964
	Lockheed Martin Corp., 4.250%,
1,000,000	11/15/19	1,140,308
		1,477,272
Utilities: 1.1%
	Duke Energy Corp., 2.150%,
2,800,000	11/15/16	2,912,291
TOTAL CORPORATE BONDS
(Cost $62,368,616)		65,961,491

Shares
SHORT-TERM INVESTMENTS: 5.7%
Money Market Funds: 5.7%
7,536,661	Federated Treasury Obligation Fund - Trust Shares, 0.010% 2	7,536,661
7,720,443	Fidelity Money Market Portfolio - Select Class, 0.084% 2	7,720,443
		15,257,104
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,257,104)		15,257,104
TOTAL INVESTMENTS IN SECURITIES: 97.7%
(Cost $224,616,348)		258,510,603
Other Assets in Excess of Liabilities: 2.3%		5,985,773
TOTAL NET ASSETS: 100.0%		$264,496,376

*	Non-income producing security.
1	A portion of this security is considered illiquid. As of November 30, 2012, the total market value of illiquid securities was $31,039,897 or 11.7% of net assets.
2	Annualized seven day yield as of November 30, 2012.
3	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally qualified institutional buyers. November 30, 2012, the value of these securities amount to $3,246,167 on 1.2% of net assets.

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows:

	Cost of investments	$225,010,551
	Gross unrealized appreciation	40,028,463
	Gross unrealized depreciation	(6,528,411)
	Net unrealized appreciation	$33,500,052

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Villere Balanced Fund (the "Fund") previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at November 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally Accepted Accounting Principles (U.S. GAAP) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2012: See Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$170,469,318	$-	$-	$170,469,318
Convertible Preferred Stock	6,822,690	-	-	6,822,690
Corporate Bonds	-	65,961,491	-	65,961,491
Short-Term Investments	15,257,104	-	-	15,257,104
Total Investments in Securities	$192,549,112	$65,961,491	$-	$258,510,603

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*               /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date             1/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date             1/22/13

By (Signature and Title)*               /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date             1/28/13

* Print the name and title of each signing officer under his or her signature.